================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    ---------
                                    FORM N-CSR
                                    ---------

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number  811-3807

                        SunAmerica Money Market Funds, Inc.
              ----------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
     ---------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)

                                 John T. Genoy
                             Senior Vice President
                       SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
                   -----------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31
Date of reporting period:  December 31, 2011

================================================================================

Item 1. Reports to Stockholders

[PHOTO]




                                                             ANNUAL REPORT 2011

SUNAMERICA
Money Market Funds

[LOGO]

        DECEMBER 31, 2011                                          ANNUAL REPORT

SUNAMERICA MONEY MARKET FUNDS, INC.

SUNAMERICA MONEY MARKET FUND (SMAXX)

SUNAMERICA MUNICIPAL MONEY MARKET FUND (NMAXX)

                        TABLE OF CONTENTS



          SHAREHOLDERS' LETTER....................................  1
          EXPENSE EXAMPLE.........................................  5
          STATEMENT OF ASSETS AND LIABILITIES.....................  7
          STATEMENT OF OPERATIONS.................................  8
          STATEMENT OF CHANGES IN NET ASSETS......................  9
          FINANCIAL HIGHLIGHTS.................................... 10
          PORTFOLIO OF INVESTMENTS................................ 12
          NOTES TO FINANCIAL STATEMENTS........................... 20
          REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. 28
          DIRECTORS AND OFFICERS INFORMATION...................... 29
          SHAREHOLDER TAX INFORMATION............................. 32

        DECEMBER 31, 2011                                          ANNUAL REPORT

        SHAREHOLDERS' LETTER -- (UNAUDITED)


Dear Shareholders,

We are pleased to present this annual report for the SunAmerica Money Market Fund and the SunAmerica Municipal Money Market Fund for the 12 months ended December 31, 2011 - a period wherein mixed economic data, international geopolitical events, Federal Reserve Board (the "Fed") policy and supply/demand conditions combined to push yields in both the taxable and tax-exempt money markets lower.

Global economic growth remained sluggish yet positive during the annual period, but new challenges emerged, including European sovereign debt crises, political unrest in the Middle East and North Africa, natural and nuclear disasters in Japan, gridlock in the U.S. Congress over the raising of the U.S. debt ceiling, and an unprecedented downgrade of U.S. sovereign debt from AAA to AA+ by Standard & Poor's. While such events caused great volatility in the financial markets broadly, the Fed kept the targeted federal funds rate in its near-zero range throughout. The Fed cited that the U.S. economy had been expanding moderately, notwithstanding some apparent slowing in global economic growth. Indeed, indicators pointed to some improvement in overall labor market conditions. Also, household spending continued to advance, although business fixed investment appeared to be increasing less rapidly. Inflation moderated during 2011, and longer-term inflation expectations remained relatively stable. Meanwhile, the Fed's quantitative easing program known as QE2, designed to boost the economy via the purchase of $600 billion of long-term U.S. Treasury securities, expired on schedule on June 30, 2011. In August, the Fed took the unprecedented step of declaring that it would maintain its accommodative rate policy well into 2013, as the Fed anticipated that economic conditions, including low rates of resource utilization, subdued inflation trends and stable inflation expectations were likely to continue to warrant exceptionally low levels of the federal funds rate for an extended period. In September 2011, the Fed introduced a program dubbed Operation Twist, wherein the Fed extends the maturity of its U.S. Treasury security holdings with the goal of lowering longer-term interest rates and thereby spur spending and investment. The result of the Fed's actions was that already low yields at the short-term end of the U.S. Treasury yield curve, or spectrum of maturities, were pushed even lower. As U.S. Treasury yields declined, so, too, did money market yields.

Another factor impacting money market yields during the annual period was supply/demand conditions. Beginning in the second calendar quarter and continuing through much of the annual period, demand increased and supply decreased, causing the money market yield curve to flatten, meaning the differential in yields between longer and shorter-term maturities narrowed. The shift in supply was caused by two factors. Supply contracted in part because in April 2011 the Federal Deposit Insurance Corporation (FDIC) altered its fee formula charged to commercial banks. This resulted in banks being required to maintain more capital and thus they were less likely to lend collateral via repurchase agreements. Supply also decreased when political gridlock in the U.S. Congress caused the U.S. Treasury Department to eliminate issuance of Supplemental Financing Program* bills in June 2011 ahead of the August deadline to increase the nation's debt ceiling. The impact of these two factors combined as the U.S. economy was displaying signs of slowing. Meanwhile, demand for securities perceived to be a relatively safe haven soared, as a flight to quality ensued with investors' growing risk aversion. The combination of high demand and short supply caused rates to decline further.

All told, yields on three-month, six-month and one-year Treasury securities fell 10 basis points, 13 basis points and 17 basis points+, respectively, during the annual period.

On the following pages, you will find a brief discussion from the portfolio managers of the SunAmerica Money Market Fund and SunAmerica Municipal Money Market Fund regarding the Funds' annual results and highlighting key strategies pursued. You will also find the financial statements and portfolio information for each of the Funds for the annual period ended December 31, 2011.

Though the money markets have posed challenges, we remain diligent in the management of your assets. We value your ongoing confidence in us and look forward to serving your investment needs in the future. As always, if you have any questions, or require additional information on these or other SunAmerica Mutual Funds, you may contact your financial advisor or visit us at www.sunamericafunds.com.

Sincerely,

/s/ Peter A. Harbeck
Peter A. Harbeck
President & CEO
SunAmerica Asset Management Corp.



--------
Past performance is no guarantee of future results.

*The Supplemental Financing Program (SFP) is a program enacted by the U.S. Treasury Department to provide supplementary funding to the Fed to offset the financial strain due to the creation of various liquidity programs and facilities during the financial crisis of 2008. The Department began allowing its $200 billion worth of 56-day SFP bills to diminish as they matured to help avoid exceeding the U.S. debt limit.

+A basis point is 1/100/th/ of a percentage point.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

        SUNAMERICA MONEY MARKET FUND

ANDREW DOULOS, PORTFOLIO MANAGER
SUNAMERICA ASSET MANAGEMENT CORP.

   The SunAmerica Money Market Fund (Class A) returned 0.01%* for the annual period ended December 31, 2011, as compared with the three-month T-Bill index/1/, which returned 0.08% for the same period.

   Fund performance was affected most by historically low interest rates that persisted throughout 2011. Yields on money market securities moved up and down within a rather tight range throughout the annual period, with one-month certificates of deposit (CDs) yielding approximately 0.22% at year end compared to roughly 0.20% at the start of the year, but averaging 0.16% for the annual period as a whole.

   While money market yields were low throughout the annual period, the Fund continued to seek current income to the extent consistent with the liquidity and stability of principal. We were able to navigate interest rate risk by adjusting the Fund's weighted average maturity/2/ as market conditions shifted. We were able to mitigate potential credit risk by buying high quality, creditworthy names, which helped buoy the Fund's performance.

   More specifically, given the low yield environment that existed throughout the year, we employed a barbell investment strategy, with greater weightings in fixed-rate securities at the short-term end of the yield curve, or spectrum of maturities, and in longer-dated floating-rate securities. This strategy enabled us to ensure a cushion of additional near-term liquidity, i.e. one to seven days, and to garner the somewhat greater yield, albeit a modest gain given the flattening of the yield curve during the annual period, available from investments with longer-dated maturities, i.e. those with reset dates of 90 days.

   Throughout the annual period, the Fund maintained a weighted average maturity below the 60-day maximum mandated by applicable regulatory requirements. Indeed, the Fund's weighted average maturity was managed to achieve a range between 45 to 50 days for most of the annual period. At the end of the annual period, we did shorten the Fund's weighted average maturity a bit, and as of December 31, 2011, the Fund's weighted average maturity stood at approximately 41 days.

   The Fund was focused primarily on investments in government agency securities and U.S. Treasury securities, with lesser allocations to shorter-term repurchase agreements, commercial paper and certificates of deposit throughout the annual period.

--------
Past performance is no guarantee of future results.

*SunAmerica has voluntarily waived fees and/or reimbursed expenses of the Fund during the annual period ended December 31, 2011, including to avoid a negative yield on any class of the Fund.

/1/As measured by the Citigroup 3-Month Treasury Bill Index, an unmanaged index that tracks short-term U.S. government debt instruments. Indices are not managed and an investor cannot invest directly into an index.

/2/Weighted average maturity is the average time it takes for securities in a portfolio to mature, weighted in proportion to the dollar amount that is invested in the portfolio. The weighted average maturity of a money market fund is a measure of its price sensitivity to changes in interest rates.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Securities listed may or may not be a part of current portfolio construction.

        SUNAMERICA MUNICIPAL MONEY MARKET FUND

PETER STEVENSON, PORTFOLIO MANAGER
AIG ASSET MANAGEMENT

   The SunAmerica Municipal Money Market Fund (Class A) returned 0.01%* for the annual period ended December 31, 2011.

   During the first quarter of the annual period, the Fund had the majority of its assets invested in variable-rate demand notes (VRDNs), whose rates reset either daily or weekly. The Fund was diversified among securities in various sectors issued in various states. The Fund's weighted average maturity/1/ finished the first quarter at approximately 12 days. By the end of the second quarter, the Fund's weighted average maturity had declined modestly to approximately seven days, with no extensions made during the quarter, as our view was that variable rate resets would close any gap with note rates. The mix of exposure to sectors had shifted slightly compared to the prior quarter, with transportation, housing and general obligation credits comprising the top three sectors.

   By the close of the third quarter, the Fund's weighted average maturity had lengthened to approximately 12 days as an extension purchase had been made. We purchased a State of Texas tax and revenue anticipation note in August 2011, maturing on August 30, 2012, to replace another Texas fixed coupon note and a State of Michigan note held by the Fund, each of which matured in August 2011. During the third quarter, the tax-exempt money market yield curve flattened, as the spread between the SIFMA Municipal Swap Index/2/, which is a proxy for weekly reset securities, and 12-month municipal bond notes had narrowed to 12 basis points./3/ At the end of the fourth quarter, the Fund's weighted average maturity had declined slightly to approximately 11 days. The State of Texas note position purchased in the third quarter remained the security with the longest maturity in the Fund's portfolio. The Fund held more than 30% of its net assets in daily reset VRDNs, which have a daily put/4/ feature and, therefore, daily liquidity, but that typically reset at a slightly lower rate than do weekly reset securities, therefore remitting less income.

   Variable rate yields, as measured by the SIFMA Municipal Swap Index, reset within a six basis point range during the first quarter, with the average for the quarter being approximately 0.26%. That proved to be the peak for the year, as yields declined through the second quarter, averaging 0.19% but moving from a high of 0.27% down to a then record low of 0.09%. During the third quarter, an all-time low of 0.07% was set for the SIFMA Municipal Swap Index during July before rising to 0.21% in August. Variable rate yields then steadily declined to finish the year at 0.10%. For the year, the SIFMA Municipal Swap Index posted a return of 0.10%. The relationship between the levels of VRDNs and longer-term fixed rate money market securities had the greatest impact on the Fund's results during the annual period. More specifically, as note rates declined during the first half of the year, the Fund could have benefited from further extension of its weighted average maturity. During the second half of the year, one-year tax-exempt rates rose slightly before flattening, and thus the Fund's weighted average maturity positioning then buoyed results.

   At the end of the annual period, variable-rate demand note obligations comprised more than 96% of the Fund's investments with the balance invested in fixed-rate note revenue obligations. The largest sector exposures at year end were transportation, housing and general obligation. New York, California and Massachusetts represented the Fund's three largest exposures as measured by state of issuance at the end of December 2011.
--------
Past performance is no guarantee of future results.

*SunAmerica has voluntarily waived fees and/or reimbursed expenses of the Fund during the annual period ended December 31, 2011, including to avoid a negative yield on any class of the Fund.

/1/Weighted average maturity is the average time it takes for securities in a portfolio to mature, weighted in proportion to the dollar amount that is invested in the portfolio. The weighted average maturity of a money market fund is a measure of its price sensitivity to changes in interest rates.

/2/The Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index is a 7-day high-grade market index comprised of tax-exempt variable-rate demand obligations. Indices are not managed and an investor cannot invest directly into an index.

/3/A basis point is 1/100/th/ of a percentage point.

/4/A put is an option that conveys to its holder the right, but not the obligation, to sell an issue of bonds before maturity by forcing the issuer to buy at par, or at an amount equivalent to its original asset value.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Securities listed may or may not be a part of current portfolio construction.

        SUNAMERICA MONEY MARKET FUNDS, INC.
        EXPENSE EXAMPLE -- DECEMBER 31, 2011 -- (UNAUDITED)

DISCLOSURE OF PORTFOLIO EXPENSES IN SHAREHOLDER REPORTS

As a shareholder of a Fund in the SunAmerica Money Market Funds, Inc., you may incur two types of costs: (1) transaction costs, including contingent deferred sales charges, small account fees and administrative fees and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. This Example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at July 1, 2011 and held until December 31, 2011.

ACTUAL EXPENSES

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended December 31, 2011" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class I, the "Expenses Paid During the Six Months Ended December 31, 2011" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended December 31, 2011" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectus, your retirement plan documents and/or materials from your financial adviser for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended December 31, 2011" column would have been higher and the "Ending Account Value" would have been lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in classes other than Class I, the "Expenses Paid During the Six Months Ended December 31, 2011" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended December 31, 2011" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectus, your retirement plan documents and/or materials from your financial adviser for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended December 31, 2011" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to the Fund's prospectus, qualified retirement plan document and/or materials from your financial adviser for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SUNAMERICA MONEY MARKET FUNDS, INC.
        EXPENSE EXAMPLE -- DECEMBER 31, 2011 -- (UNAUDITED) (CONTINUED)

                                        ACTUAL                                               HYPOTHETICAL
                ------------------------------------------------------- -------------------------------------------------------
                                                                                           ENDING ACCOUNT
                                   ENDING ACCOUNT      EXPENSES PAID                        VALUE USING        EXPENSES PAID
                   BEGINNING        VALUE USING          DURING THE        BEGINNING     A HYPOTHETICAL 5%       DURING THE
                 ACCOUNT VALUE     ACTUAL RETURNS     SIX MONTHS ENDED   ACCOUNT VALUE     ASSUMED RETURN     SIX MONTHS ENDED
FUND#           AT JULY 1, 2011 AT DECEMBER 31, 2011 DECEMBER 31, 2011* AT JULY 1, 2011 AT DECEMBER 31, 2011 DECEMBER 31, 2011*
-----           --------------- -------------------- ------------------ --------------- -------------------- ------------------
Money Market
   Class A.....    $1,000.00         $1,000.05             $0.76           $1,000.00         $1,024.45             $0.77
   Class I.....    $1,000.00         $1,000.05             $0.76           $1,000.00         $1,024.45             $0.77
Municipal
 Money Market
   Class A.....    $1,000.00         $1,000.05             $0.76           $1,000.00         $1,024.45             $0.77




                     EXPENSE
                   RATIO AS OF
FUND#           DECEMBER 31, 2011*
-----           ------------------
Money Market
   Class A.....        0.15%
   Class I.....        0.15%
Municipal
 Money Market
   Class A.....        0.15%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days divided by 365 days. These ratios do not reflect transaction costs, including contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus, your qualified retirement plan document and/or materials from your financial adviser for more information.
# During the stated period, the investment adviser and distributor either waived/reimbursed a portion of or all of the fees/expenses and assumed a portion of or all expenses for the Funds. As a result, if these fees and expenses had not been waived/reimbursed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended December 31, 2011" and the "Expense Ratios" would have been higher.

        SUNAMERICA MONEY MARKET FUNDS, INC.
        STATEMENT OF ASSETS AND LIABILITIES -- DECEMBER 31, 2011

                                                                    MONEY MARKET  MUNICIPAL MONEY
                                                                        FUND        MARKET FUND
                                                                    ------------  ---------------
ASSETS:
Investments at value* (unaffiliated)............................... $650,710,610   $ 82,885,627
Repurchase agreements (cost approximates market value).............   57,534,000             --
                                                                    ------------   ------------
  Total Investments................................................ $708,244,610   $ 82,885,627
                                                                    ------------   ------------
Cash...............................................................          906             --
Receivable for:
  Fund shares sold.................................................       71,135             --
  Dividends and interest...........................................      205,744         50,110
Prepaid expenses and other assets..................................        7,800          1,250
Due from investment adviser for expense reimbursements/fee waivers.      399,098         49,223
Due from distributor for fee waivers...............................       89,119         10,881
                                                                    ------------   ------------
  Total assets.....................................................  709,018,412     82,997,091
                                                                    ------------   ------------
LIABILITIES:
Payable for:
  Fund shares redeemed.............................................      133,325             --
  Investment advisory and management fees..........................      298,811         25,388
  Distribution and service maintenance fees........................       90,209         10,883
  Transfer agent fees and expenses.................................      164,074         17,964
  Dividends payable................................................       20,312          2,055
  Directors' fees and expenses.....................................       23,622          2,203
  Other accrued expenses...........................................      148,051         57,364
Due to custodian...................................................           --        647,603
                                                                    ------------   ------------
  Total liabilities................................................      878,404        763,460
                                                                    ------------   ------------
   Net Assets...................................................... $708,140,008   $ 82,233,631
                                                                    ============   ============
NET ASSETS REPRESENTED BY:
Common stock, $.001 par value (10 billion shares authorized)....... $    709,304   $     82,250
Paid-in capital....................................................  708,669,486     82,177,522
                                                                    ------------   ------------
                                                                     709,378,790     82,259,772
Accumulated undistributed net investment income (loss).............      (27,841)        (1,624)
Accumulated realized gain (loss) on investment.....................   (1,210,941)       (24,517)
                                                                    ------------   ------------
   Net assets...................................................... $708,140,008   $ 82,233,631
                                                                    ============   ============
CLASS A:
Net assets......................................................... $692,514,959   $ 82,233,631
Shares outstanding.................................................  693,675,103   $ 82,249,967
Net asset value and redemption price per share
 (excluding any applicable contingent deferred sales charge)....... $       1.00   $       1.00
                                                                    ============   ============
CLASS I:
Net assets......................................................... $ 15,625,049   $         --
Shares outstanding.................................................   15,628,777             --
Net asset value and redemption price per share..................... $       1.00             --
                                                                    ============   ============

*Amortized cost of investment securities (unaffiliated) ........... $650,710,610   $ 82,885,627
                                                                    ============   ============

See Notes to Financial Statements

        SUNAMERICA MONEY MARKET FUNDS, INC.
        STATEMENT OF OPERATIONS -- FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                        MONEY MARKET MUNICIPAL MONEY
                                                                                            FUND       MARKET FUND
                                                                                        ------------ ---------------
INVESTMENT INCOME:
Interest (unaffiliated)................................................................ $ 1,305,434    $   155,283
                                                                                        -----------    -----------
   Total investment income.............................................................   1,305,434        155,283
                                                                                        -----------    -----------
EXPENSES:
Investment advisory and management fees................................................   3,476,051        277,719
Distribution and service maintenance fees:
  Class A..............................................................................   1,037,064        119,022
Transfer agent fees and expenses:
  Class A..............................................................................   1,583,506        175,744
  Class I..............................................................................      32,032             --
Registration fees:
  Class A..............................................................................      36,456         18,725
  Class I..............................................................................          --             --
Custodian and accounting fees..........................................................     137,010         39,282
Reports to shareholders................................................................     122,841          9,640
Audit and tax fees.....................................................................      38,264         38,379
Legal fees.............................................................................      36,727         10,806
Directors' fees and expenses...........................................................      70,265          7,941
Other expenses.........................................................................      21,771         12,863
                                                                                        -----------    -----------
   Total expenses before fee waivers, expense reimbursements and custody credits.......   6,591,987        710,121
   Fees waived and expenses reimbursed by investment adviser and distributor (Note 3)..  (5,357,353)      (562,778)
   Custody credits earned on cash balances.............................................         (84)           (21)
                                                                                        -----------    -----------
   Net expenses........................................................................   1,234,550        147,322
                                                                                        -----------    -----------
Net investment income (loss)...........................................................      70,884          7,961
                                                                                        -----------    -----------
Net realized gain (loss) on investments................................................         166            (24)
                                                                                        -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........................ $    71,050    $     7,937
                                                                                        ===========    ===========

See Notes to Financial Statements

        SUNAMERICA MONEY MARKET FUNDS, INC.
        STATEMENT OF CHANGES IN NET ASSETS


                                                                                               MONEY MARKET FUND
                                                                                          --------------------------
                                                                                          FOR THE YEAR  FOR THE YEAR
                                                                                             ENDED         ENDED
                                                                                          DECEMBER 31,  DECEMBER 31,
                                                                                              2011          2010
                                                                                          ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss)........................................................... $     70,884  $     74,097
  Net realized gain (loss) on investments................................................          166     1,057,317
                                                                                          ------------  ------------
Net increase (decrease) in net assets resulting from operations.......................... $     71,050  $  1,131,414
                                                                                          ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income (Class A)........................................................      (69,254)      (72,203)
  Net investment income (Class I)........................................................       (1,442)       (1,684)
                                                                                          ------------  ------------
Total distributions to shareholders......................................................      (70,696)      (73,887)
                                                                                          ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS (NOTE 5).  (26,506,418)  (41,636,074)
                                                                                          ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..................................................  (26,506,064)  (40,578,547)
                                                                                          ------------  ------------
NET ASSETS:
Beginning of period......................................................................  734,646,072   775,224,619
                                                                                          ------------  ------------
End of period*........................................................................... $708,140,008  $734,646,072
                                                                                          ============  ============
*Includes accumulated undistributed net investment income (loss)......................... $    (27,841) $    (28,259)
                                                                                          ============  ============

                                                                                               MUNICIPAL MONEY
                                                                                                 MARKET FUND
                                                                                          -------------------------
                                                                                          FOR THE YEAR FOR THE YEAR
                                                                                             ENDED        ENDED
                                                                                          DECEMBER 31, DECEMBER 31,
                                                                                              2011         2010
                                                                                          ------------ ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss)........................................................... $     7,961  $      8,762
  Net realized gain (loss) on investments................................................         (24)            9
                                                                                          -----------  ------------
Net increase (decrease) in net assets resulting from operations.......................... $     7,937  $      8,771
                                                                                          -----------  ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income (Class A)........................................................      (7,937)      (25,869)
  Net investment income (Class I)........................................................          --            --
                                                                                          -----------  ------------
Total distributions to shareholders......................................................      (7,937)      (25,869)
                                                                                          -----------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS (NOTE 5).    (173,609)  (28,106,880)
                                                                                          -----------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..................................................    (173,609)  (28,123,978)
                                                                                          -----------  ------------
NET ASSETS:
Beginning of period......................................................................  82,407,240   110,531,218
                                                                                          -----------  ------------
End of period*........................................................................... $82,233,631  $ 82,407,240
                                                                                          ===========  ============
*Includes accumulated undistributed net investment income (loss)......................... $    (1,624) $     (1,648)
                                                                                          ===========  ============

See Notes to Financial Statements

        SUNAMERICA MONEY MARKET FUNDS, INC.
        FINANCIAL HIGHLIGHTS

                                        MONEY MARKET FUND
                                        -----------------
                NET                           NET                                    RATIO OF NET
               ASSET              DIVIDENDS  ASSET            NET ASSETS  RATIO OF    INVESTMENT
               VALUE      NET      FROM NET  VALUE              END OF    EXPENSES    INCOME TO
             BEGINNING INVESTMENT INVESTMENT END OF   TOTAL     PERIOD   TO AVERAGE    AVERAGE
PERIOD ENDED OF PERIOD INCOME(1)    INCOME   PERIOD RETURN(2)  (000'S)   NET ASSETS   NET ASSETS
------------ --------- ---------- ---------- ------ --------- ---------- ----------  ------------
                                             CLASS A
                                             -------
  12/31/07     $1.00     $0.04      $(0.04)  $1.00    4.32%   $1,182,789    0.90%        4.27%
  12/31/08      1.00      0.02       (0.02)   1.00    1.84(4)    995,968    0.94         1.86
  12/31/09      1.00      0.00       (0.00)   1.00    0.12(5)    760,577    0.78(3)      0.14(3)
  12/31/10      1.00      0.00       (0.00)   1.00    0.01(6)    719,671    0.29(3)      0.01(3)
  12/31/11      1.00      0.00       (0.00)   1.00    0.01       692,515    0.17(3)      0.01(3)
                                             CLASS I
                                             -------
  12/31/07     $1.00     $0.04      $(0.04)  $1.00    4.43%   $   18,543    0.80%(3)     4.32%(3)
  12/31/08      1.00      0.02       (0.02)   1.00    1.98(4)     16,998    0.80(3)      1.97(3)
  12/31/09      1.00      0.00       (0.00)   1.00    0.20(5)     14,648    0.69(3)      0.21(3)
  12/31/10      1.00      0.00       (0.00)   1.00    0.01(6)     14,975    0.29(3)      0.01(3)
  12/31/11      1.00      0.00       (0.00)   1.00    0.01        15,625    0.18(3)      0.01(3)

--------
(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load but does include expense reimbursements.
(3) Net of the following expense reimbursements/waivers (based on average net assets):

                            12/31/07 12/31/08 12/31/09 12/31/10 12/31/11
                            -------- -------- -------- -------- --------
       Class A.............    -- %      -- %   0.21%    0.64%    0.76%
       Class I.............   0.04     0.18     0.34     0.51     0.60%

(4) Total return includes the effect of payments by an affiliate. Without these payments, the total return would have been 0.82% for Class A shares and 0.96% for Class I shares.
(5) Total return includes the effect of payments by an affiliate. Without these payments, the total return would have been (0.88)% for Class A shares and remained unchanged for Class I shares.
(6) The Fund's performance figure was increased by less than 0.01% from the effect of payments by an affiliate (Note 3)

See Notes to Financial Statements

        SUNAMERICA MONEY MARKET FUNDS, INC.
        FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                   MUNICIPAL MONEY MARKET FUND
                                   ---------------------------
                NET                           NET               NET                  RATIO OF NET
               ASSET              DIVIDENDS  ASSET            ASSETS     RATIO OF     INVESTMENT
               VALUE      NET      FROM NET  VALUE            END OF     EXPENSES      INCOME TO
             BEGINNING INVESTMENT INVESTMENT END OF   TOTAL   PERIOD    TO AVERAGE      AVERAGE
PERIOD ENDED OF PERIOD INCOME(1)    INCOME   PERIOD RETURN(2) (000'S)  NET ASSETS(3) NET ASSETS(3)
------------ --------- ---------- ---------- ------ --------- -------- ------------- -------------
                                             CLASS A
                                             -------
  12/31/07     $1.00     $0.03      $(0.03)  $1.00    2.84%   $153,906     0.83%         2.80%
  12/31/08      1.00      0.02       (0.02)   1.00    1.53     188,083     0.83          1.45
  12/31/09      1.00      0.00       (0.00)   1.00    0.02     110,531     0.52          0.02
  12/31/10      1.00      0.00       (0.00)   1.00    0.03      82,407     0.29          0.01
  12/31/11      1.00      0.00       (0.00)   1.00    0.01      82,234     0.19          0.01

--------
(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load but does include expense reimbursements.
(3) Net of the following expense reimbursements/waivers (based on average net assets):

                            12/31/07 12/31/08 12/31/09 12/31/10 12/31/11
                            -------- -------- -------- -------- --------
       Class A.............   0.01%    0.01%    0.32%    0.57%    0.71%

See Notes to Financial Statements

        SUNAMERICA MONEY MARKET FUND
        PORTFOLIO PROFILE -- DECEMBER 31, 2011 -- (UNAUDITED)

                   INDUSTRY ALLOCATION*
                   U.S. Government Agencies..........  63.7%
                   Money Center Banks................   8.6
                   Repurchase Agreements.............   8.1
                   U.S. Government Treasuries........   4.2
                   Commercial Banks-Canadian.........   4.2
                   Finance...........................   2.6
                   Diversified Financial Services....   2.6
                   Cosmetics-Toiletries..............   1.9
                   Super-Regional Banks-US...........   1.9
                   Domestic Banks....................   1.9
                   Finance-Investment Banker/Brokers.   0.3
                                                      -----
                                                      100.0%
                                                      =====

                   Weighted average days to maturity.  41.3

                      CREDIT QUALITY ALLOCATION @#
                      A-1..........................  99.9%
                      Not Rated+...................   0.1
                                                    -----
                                                    100.0%
                                                    =====

--------
*  Calculated as a percentage of net assets
@  Source: Standard and Poor's
#  Calculated as a percentage of total debt issues
+ Represents debt issues that have either no rating or the rating is unavailable from the data source.

        SUNAMERICA MONEY MARKET FUND
        PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2011

                                                    PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                AMOUNT     (NOTE 2)
      SHORT-TERM INVESTMENT SECURITIES -- 91.9%
      CERTIFICATES OF DEPOSIT -- 11.6%
      Citibank NA
       0.21% due 01/30/12......................... $14,000,000 $14,000,000
      Rabobank Nederland NV NY
       0.36% due 01/13/12.........................  12,250,000  12,250,653
      Rabobank Nederland NV NY
       0.38% due 02/02/12.........................  14,000,000  14,000,987
      Royal Bank of Canada NY FRS
       0.28% due 06/18/12.........................  12,000,000  12,000,000
      Royal Bank of Canada NY FRS
       0.40% due 07/09/12.........................  17,750,000  17,751,713
      UBS AG Stamford CT
       0.37% due 03/06/12.........................  12,100,000  12,100,000
                                                               -----------
      TOTAL CERTIFICATES OF DEPOSIT
        (amortized cost $82,103,353)..............              82,103,353
                                                               -----------
      COMMERCIAL PAPER -- 1.9%
      Proctor & Gamble Co.
       0.07% due 03/08/12
       (amortized cost $13,298,267)...............  13,300,000  13,298,267
                                                               -----------
      U.S. CORPORATE BONDS & NOTES -- 6.5%
      Bank of America NA
       0.27% due 01/05/12.........................  13,200,000  13,200,059
      Bear Stearns Cos. LLC FRS
       0.62% due 02/01/12.........................  12,750,000  12,752,032
      Citigroup Funding, Inc. FRS
       FDIC Guar. Notes
       0.44% due 07/12/12.........................   4,530,000   4,540,036
      Morgan Stanley FRS
       FDIC Guar. Notes
       0.74% due 03/13/12.........................   2,300,000   2,303,043
      Wells Fargo & Co. FRS
       0.51% due 01/24/12.........................  13,175,000  13,177,652
                                                               -----------
      TOTAL U.S. CORPORATE BONDS & NOTES
        (amortized cost $45,972,822)..............              45,972,822
                                                               -----------
      MEDIUM TERM NOTES -- 4.0%
      General Electric Capital Corp. FRS
       0.51% due 04/10/12.........................  12,755,000  12,759,450
      General Electric Capital Corp. FRS
       0.59% due 07/27/12.........................   5,920,000   5,926,815
      JPMorgan Chase & Co. FRS
       0.58% due 02/22/12.........................   9,700,000   9,701,563
                                                               -----------
      TOTAL MEDIUM TERM NOTES
        (amortized cost $28,387,828)..............              28,387,828
                                                               -----------
      U.S. GOVERNMENT AGENCIES -- 63.7%
      Agency for International Development Panama
       FRS
       0.57% due 05/15/15.........................     962,959     964,061
      Federal Farm Credit Bank
       0.07% due 08/24/12.........................   3,400,000   3,398,440
        2.00% due 01/17/12........................   2,150,000   2,151,823
      Federal Farm Credit Bank FRS
       0.16% due 10/19/12.........................  13,000,000  12,998,963
        0.20% due 05/23/12........................  10,400,000  10,402,481
        0.23% due 08/17/12........................   4,000,000   3,999,746

                                                PRINCIPAL     VALUE
                 SECURITY DESCRIPTION            AMOUNT      (NOTE 2)
         --------------------------------------------------------------
         U.S. GOVERNMENT AGENCIES (CONTINUED)
           0.26% due 02/11/13................. $28,000,000 $ 28,000,000
           0.26% due 03/27/12.................  10,300,000   10,299,758
           0.29% due 11/13/12.................  10,000,000   10,004,434
         Federal Home Loan Bank
          0.01% due 01/20/12..................  29,000,000   28,999,847
           0.03% due 01/20/12.................   6,600,000    6,599,896
           0.03% due 02/15/12.................  17,250,000   17,249,461
           0.03% due 03/16/12.................   5,000,000    4,999,687
           0.05% due 02/03/12.................   5,000,000    4,999,771
           0.09% due 04/13/12.................   5,400,000    5,398,610
           0.08% due 04/16/12.................   6,000,000    5,998,587
           0.10% due 05/30/12.................   6,750,000    6,747,188
           0.11% due 02/08/12.................   9,600,000    9,598,885
           0.11% due 08/01/12.................   4,400,000    4,397,136
           0.12% due 02/27/12.................  13,300,000   13,299,528
           0.12% due 03/01/12.................   5,000,000    4,999,000
           0.12% due 06/25/12.................  19,400,000   19,388,619
           0.17% due 01/04/12.................   8,820,000    8,819,875
           0.19% due 10/03/12.................   5,289,000    5,281,296
         Federal Home Loan Bank FRS
          0.13% due 07/13/12..................  12,400,000   12,399,671
           0.24% due 11/01/12.................   5,310,000    5,312,334
           0.28% due 01/12/12.................  26,500,000   26,500,000
           0.29% due 01/20/12.................  13,220,000   13,219,931
           0.35% due 02/17/12.................   7,600,000    7,599,493
         Federal Home Loan Mtg. Corp.
          0.07% due 06/04/12..................   6,875,000    6,872,928
           0.10% due 01/18/12.................   8,000,000    7,999,622
           0.11% due 01/31/12.................   7,500,000    7,499,313
           0.15% due 02/15/12.................  13,000,000   12,997,563
           0.16% due 04/27/12.................   7,550,000    7,546,074
         Federal Home Loan Mtg. Corp. FRS
          0.07% due 01/25/12..................   2,280,000    2,279,970
           0.21% due 10/12/12.................   2,000,000    2,000,625
           0.24% due 08/10/12.................  12,830,000   12,828,049
         Federal National Mtg. Assoc.
          0.04% due 01/03/12..................  16,000,000   15,999,964
           0.06% due 05/07/12.................   6,500,000    6,498,624
           0.06% due 05/21/12.................   6,670,000    6,668,433
           0.08% due 04/02/12.................  12,500,000   12,497,444
           0.08% due 06/18/12.................   5,000,000    4,998,122
           0.10% due 01/04/12.................  12,500,000   12,499,901
           0.14% due 02/17/12.................  21,000,000   20,996,162
           0.15% due 01/17/12.................   4,920,000    4,919,672
           0.16% due 01/03/12.................   9,800,000    9,799,913
         Federal National Mtg. Assoc. FRS
          0.28% due 07/26/12..................   2,000,000    2,001,398
                                                           ------------
         TOTAL U.S. GOVERNMENT AGENCIES
           (amortized cost $450,932,298)......              450,932,298
                                                           ------------
         U.S. GOVERNMENT TREASURIES -- 4.2%
         United States Treasury Bills.........
           0.01% due 04/05/12.................  15,000,000   14,999,607
           0.06% due 01/05/12.................   6,670,000    6,669,956
           0.07% due 01/26/12.................   3,400,000    3,399,835

        SUNAMERICA MONEY MARKET FUND
        PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2011 -- (CONTINUED)

                                                PRINCIPAL     VALUE
                 SECURITY DESCRIPTION            AMOUNT      (NOTE 2)
        SHORT-TERM INVESTMENT SECURITIES (CONTINUED)
        U.S. GOVERNMENT TREASURIES (CONTINUED)
        United States Treasury Notes
         1.88% due 06/15/12.................... $4,910,000 $  4,946,644
                                                           ------------
        TOTAL U.S. GOVERNMENT TREASURIES
          (amortized cost $30,016,042).........              30,016,042
                                                           ------------
        TOTAL SHORT-TERM INVESTMENT SECURITIES -- 91.9%
          (amortized cost $650,710,610)........             650,710,610
                                                           ------------

                                               PRINCIPAL      VALUE
               SECURITY DESCRIPTION             AMOUNT       (NOTE 2)
       -----------------------------------------------------------------
       REPURCHASE AGREEMENT -- 8.1%
       UBS Securities LLC Joint Repurchase
        Agreement(1)
        (cost $57,534,000)................... $57,534,000  $ 57,534,000
                                                           ------------
       TOTAL INVESTMENTS
         (amortized cost $708,244,610)(2)....       100.0%  708,244,610
       LIABILITIES IN EXCESS OF OTHER ASSETS.        (0.0)     (104,602)
                                              -----------  ------------
       NET ASSETS............................       100.0% $708,140,008
                                              ===========  ============

--------
(1)See Note 2 for details of Joint Repurchase Agreements.
(2)At December 31, 2011, the cost of securities for federal income tax purposes was the same for book purposes.
FDIC -- Federal Deposit Insurance Corp.
FRS  -- Floating Rate Securities
The rates shown on FRS are the current interest rates at December 31, 2011 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2011 (see Note 2):

                                      LEVEL 1--UNADJUSTED  LEVEL 2--OTHER   LEVEL 3--SIGNIFICANT
                                         QUOTED PRICES    OBSERVABLE INPUTS UNOBSERVABLE INPUTS     TOTAL
                                      ------------------- ----------------- -------------------- ------------
Assets:
  Short-Term Investment Securities:
   Certificates of Deposit...........         $--           $ 82,103,353            $--          $ 82,103,353
   Commercial Paper..................          --             13,298,267             --            13,298,267
   U.S. Corporate Bonds & Notes......          --             45,972,822             --            45,972,822
   Medium Term Notes.................          --             28,387,828             --            28,387,828
   U.S. Government Agencies..........          --            450,932,298             --           450,932,298
   U.S. Government Treasuries........          --             30,016,042             --            30,016,042
  Repurchase Agreement...............          --             57,534,000             --            57,534,000
                                              ---           ------------            ---          ------------
TOTAL................................         $--           $708,244,610            $--          $708,244,610
                                              ===           ============            ===          ============

See Notes to Financial Statements

        SUNAMERICA MUNICIPAL MONEY MARKET FUND
        PORTFOLIO PROFILE -- DECEMBER 31, 2011 -- (UNAUDITED)

                   ALLOCATION BY STATES*
                   New York...........................  18.3%
                   California.........................   9.9
                   Massachusetts......................   9.1
                   Texas..............................   7.1
                   Pennsylvania.......................   6.0
                   Illinois...........................   5.2
                   New Jersey.........................   4.8
                   Kentucky...........................   3.9
                   Colorado...........................   3.8
                   Michigan...........................   3.8
                   Wyoming............................   3.5
                   Missouri...........................   3.3
                   Alaska.............................   2.4
                   Kansas.............................   2.1
                   South Dakota.......................   2.1
                   Maine..............................   2.1
                   Georgia............................   2.1
                   Ohio...............................   1.9
                   Louisiana..........................   1.6
                   Arizona............................   1.5
                   Wisconsin..........................   1.3
                   North Dakota.......................   1.2
                   Washington.........................   1.2
                   North Carolina.....................   0.9
                   New Hampshire......................   0.7
                   Delaware...........................   0.4
                   Iowa...............................   0.4
                   Virginia...........................   0.1
                   Registered Investment Company......   0.1
                                                       -----
                                                       100.8%
                                                       =====
                   * Weighed average days to maturity.  11.2

                      CREDIT QUALITY ALLOCATION@#
                      A-1.........................  81.9%
                      Not Rated+..................  18.1
                                                   -----
                                                   100.0%
                                                   =====

--------
*  Calculated as a percentage of net assets
@  Source: Standard and Poors
#  Calculated as a percentage of total debt issues
+ Represents debt issues that have either no rating or the rating is unavailable from the date source.

        SUNAMERICA MUNICIPAL MONEY MARKET FUND
        PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2011

                                                       PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                   AMOUNT     (NOTE 2)
   SHORT-TERM INVESTMENT SECURITIES -- 100.8%
   ALASKA -- 2.4%
     Alaska State International Airports VRDN
      Series A
      (LOC-State Street Bank and Trust Co.)
      0.08% due 10/01/30+............................. $2,000,000 $2,000,000
                                                                  ----------
   ARIZONA -- 1.5%
     Maricopa County, Arizona Industrial
      Development Authority Multi Family
      Housing VRDN
      Series A
      (LOC-Wells Fargo Bank N.A.)
      0.24% due 12/01/39+.............................  1,270,000  1,270,000
                                                                  ----------
   CALIFORNIA -- 9.9%
     Bay Area Toll Authority VRDN
      Series A-1
      (LOC-Bank of America N.A.)
      0.03% due 04/01/47+.............................  3,100,000  3,100,000
     Bay Area Toll Authority VRDN
      Series B-2
      (LOC-JP Morgan Chase Bank)
      0.04% due 04/01/47+.............................    550,000    550,000
     Big Bear Lake, California Industrial VRDN
      Series A
      (LOC-KBC Bank N.V.)
      1.50% due 12/01/28+.............................  2,000,000  2,000,000
     Irvine Ranch, California Water District VRDN
      Series A
      (LOC-Westdeutsche Landesbank AG)
      0.03% due 11/15/13+.............................    300,000    300,000
     Metropolitan Water District of Southern
      California VRDN
      Series B-3
      0.03% due 07/01/35+.............................  1,000,000  1,000,000
     San Bernardino Country, California Multi Family
      Housing VRDN
      Series A
      0.07% due 02/15/27+.............................    100,000    100,000
     San Bernardino Country, California Multi Family
      Housing VRDN
      Series A
      0.08% due 05/15/29+.............................    400,000    400,000
     San Bernardino Country, California Multi Family
      Housing VRDN
      Series A
      0.09% due 05/15/29+.............................    300,000    300,000
     San Jose, California Redevelopment
      Agency VRDN
      Series B
      (LOC-JP Morgan Chase Bank)
      0.10% due 08/01/32+.............................    250,000    250,000
     University of California Regents Medical
      Center VRDN
      Series B-1
      0.04% due 05/15/32+.............................    100,000    100,000
                                                                  ----------
                                                                   8,100,000
                                                                  ----------

                                                        PRINCIPAL    VALUE
                  SECURITY DESCRIPTION                   AMOUNT     (NOTE 2)
   -------------------------------------------------------------------------
   COLORADO -- 3.8%
     Colorado Housing & Finance Authority VRDN
      Series F
      0.10% due 10/15/16+.............................. $  500,000 $  500,000
     Colorado Housing & Finance Authority VRDN
      Series I
      0.12% due 10/01/35+..............................    335,000    335,000
     Colorado Housing & Finance Authority VRDN
      Series I-B2
      1.60% due 04/01/38+..............................  1,010,000  1,010,000
     Colorado Housing & Finance Authority VRDN
      Series I-B3
      1.60% due 04/01/38+..............................    585,000    585,000
     Colorado State Educational & Cultural Facilities
      Authority VRDN
      (LOC-Bank of America)
      0.09% due 02/01/35+..............................    390,000    390,000
     Colorado State Educational & Cultural Facilities
      Authority VRDN
      Series C-5
      (LOC-U.S. Bank N.A.)
      0.07% due 11/01/37+..............................    100,000    100,000
     Colorado State Educational & Cultural Facilities
      Authority VRDN
      Series D-5
      (LOC-JP Morgan Chase Bank)
      0.07% due 10/01/38+..............................    180,000    180,000
                                                                   ----------
                                                                    3,100,000
                                                                   ----------
   DELAWARE -- 0.4%
     University of Delaware VRDN
      Series B
      0.08% due 11/01/34+..............................    355,000    355,000
                                                                   ----------
   GEORGIA -- 2.1%
     Municipal Electric Authority of Georgia VRDN
      Series B
      (LOC-Barclay Bank PLC)
      0.10% due 06/01/20+..............................  1,685,000  1,685,000
                                                                   ----------
   ILLINOIS -- 5.2%
     Chicago, Illinois VRDN
      Series F
      0.50% due 01/01/42+..............................  1,180,000  1,180,000
     Illinois Finance Authority VRDN
      (LOC-JP Morgan Trust Co. N.A.)
      0.10% due 06/01/37+..............................    825,000    825,000
     Illinois Finance Authority VRDN
      Series E
      0.22% due 11/15/37+..............................    695,000    695,000
     Jackson-Union Counties, Illinois Regional Port
      District VRDN
      (LOC-Wachovia Bank N.A.)
      0.11% due 04/01/24+..............................  1,550,000  1,550,000
                                                                   ----------
                                                                    4,250,000
                                                                   ----------

        SUNAMERICA MUNICIPAL MONEY MARKET FUND
        PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2011 -- (CONTINUED)

                                                       PRINCIPAL    VALUE
                  SECURITY DESCRIPTION                  AMOUNT     (NOTE 2)
    SHORT-TERM INVESTMENT SECURITIES (CONTINUED)
    IOWA -- 0.4%
      Iowa Finance Authority Health Facilities VRDN
       Series E
       (LOC-Bank of America N.A.)
       0.16% due 07/01/39+............................ $  300,000 $  300,000
                                                                  ----------
    KANSAS -- 2.1%
      Kansas State Department of
       Transportation VRDN
       Series B-2
       0.02% due 09/01/19+............................  1,720,000  1,720,000
                                                                  ----------
    KENTUCKY -- 3.9%
      Breckinridge County, Kentucky Lease
       Program VRDN
       (LOC-U.S. Bank N.A.)
       0.10% due 12/01/29+............................  1,045,000  1,045,000
      Breckinridge County, Kentucky Lease
       Program VRDN
       Series A
       (LOC-U.S. Bank N.A.)
       0.10% due 02/01/31+............................  1,260,000  1,260,000
      County of Shelby, Kentucky VRDN
       Series A
       (LOC-U.S. Bank N.A.)
       0.06% due 09/01/34+............................    650,000    650,000
      Trimble County Association of Counties Leasing
       Trust Lease Program VRDN
       Series A
       (LOC-U.S. Bank N.A.)
       0.06% due 12/01/38+............................    265,000    265,000
                                                                  ----------
                                                                   3,220,000
                                                                  ----------
    LOUISIANA -- 1.6%
      East Baton Rouge Parish, Louisiana Industrial
       Development Board, Inc. VRDN
       Series B
       0.01% due 12/01/40+............................  1,275,000  1,275,000
                                                                  ----------
    MAINE -- 2.1%
      Maine State Housing Authority Mortgage VRDN
       Series B-3
       0.14% due 11/15/38+............................  1,690,000  1,690,000
                                                                  ----------
    MASSACHUSETTS -- 9.1%
      Massachusetts Health & Educational Facilities
       Authority VRDN
       Series A-2
       0.09% due 12/01/37+............................  1,800,000  1,800,000
      Massachusetts Health & Educational Facilities
       Authority VRDN
       Series R
       0.02% due 11/01/49+............................  1,015,000  1,015,000
      Massachusetts State VRDN
       Series B
       0.03% due 12/01/30+............................  2,405,000  2,405,003
      Massachusetts State Water Resources
       Authority VRDN
       Series A-2
       0.06% due 08/01/37+............................    500,000    500,000

                                                       PRINCIPAL    VALUE
                  SECURITY DESCRIPTION                  AMOUNT     (NOTE 2)
    -----------------------------------------------------------------------
    MASSACHUSETTS (CONTINUED)
      Massachusetts State Water Resources
       Authority VRDN
       Series A-3
       0.07% due 08/01/37+............................ $1,800,000 $1,800,000
                                                                  ----------
                                                                   7,520,003
                                                                  ----------
    MICHIGAN -- 3.8%
      Holt, Michigan Public Schools VRDN
       0.20% due 05/01/30+............................  3,095,000  3,095,000
                                                                  ----------
    MISSOURI -- 3.3%
      Missouri State Health & Educational Facilities
       Authority VRDN
       Series A
       0.05% due 10/01/16+............................    400,000    400,000
      Missouri State Health & Educational Facilities
       Authority VRDN
       Series B
       0.08% due 10/01/24+............................  1,500,000  1,500,000
      Missouri State Health & Educational Facilities
       Authority VRDN
       Series B-1
       (LOC-Bank of America N.A.)
       0.05% due 10/01/35+............................    805,000    805,000
                                                                  ----------
                                                                   2,705,000
                                                                  ----------
    NEW HAMPSHIRE -- 0.7%
      New Hampshire Health & Education Facilities
       Authority VRDN
       Series B-1
       0.06% due 07/01/33+............................    600,000    600,000
                                                                  ----------
    NEW JERSEY -- 4.8%
      New Jersey Economic Development
       Authority VRDN
       0.05% due 07/01/31+............................    350,000    350,000
      New Jersey State Housing & Mortgage Finance
       Agency Multi Family VRDN
       Series A
       0.15% due 05/01/28+............................    385,000    385,000
      New Jersey State Turnpike Authority VRDN
       Series D
       (LOC-ScotiaBank)
       0.05% due 01/01/24+............................  3,250,000  3,250,000
                                                                  ----------
                                                                   3,985,000
                                                                  ----------
    NEW YORK -- 18.3%
      City of New York, New York VRDN
       Series C-3B
       0.08% due 08/01/20+............................    300,000    300,000
      City of New York, New York VRDN
       Series E-4
       (LOC-BNP Paribas)
       0.08% due 08/01/21+............................    500,000    500,000
      City of New York, New York VRDN
       Series E-5
       (LOC-JP Morgan Chase Bank)
       0.05% due 08/01/19+............................    150,000    150,000
      City of New York, New York VRDN
       Series H-3
       0.04% due 08/01/23+............................    400,000    400,000

        SUNAMERICA MUNICIPAL MONEY MARKET FUND
        PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2011 -- (CONTINUED)

                                                     PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                 AMOUNT     (NOTE 2)
    SHORT-TERM INVESTMENT SECURITIES (CONTINUED)
    NEW YORK (CONTINUED)
      Long Island Power Authority, New York VRDN
       Series 3-B
       (LOC-Westdeutsche Landesbank AG)
       0.15% due 05/01/33+.......................... $1,900,000 $ 1,900,000
      Metropolitan Transportation Authority VRDN
       Series D-1
       (LOC-Westdeutsche Landesbank AG)
       0.25% due 11/01/35+..........................  1,600,000   1,600,000
      New York City, New York Municipal Water
       Finance Authority Water & Sewer
       System VRDN
       Series B-4
       0.05% due 06/15/23+..........................  1,675,000   1,675,000
      New York City, New York Municipal Water
       Finance Authority Water & Sewer
       System VRDN
       Series BB-3
       0.09% due 06/15/34+..........................    535,000     535,000
      New York City, New York Municipal Water
       Finance Authority Water & Sewer
       System VRDN
       Series CC-1
       0.05% due 06/15/38+..........................    700,000     700,000
      New York City, New York Transitional Finance
       Authority VRDN
       Series 3-H
       0.05% due 11/01/22+..........................  3,860,000   3,860,000
      Triborough Bridge & Tunnel Authority VRDN
       Series CD
       0.10% due 01/01/19+..........................  3,435,000   3,435,000
                                                                -----------
                                                                 15,055,000
                                                                -----------
    NORTH CAROLINA -- 0.9%
      Wilmington, North Carolina VRDN
       0.09% due 06/01/15+..........................    755,000     755,000
                                                                -----------
    NORTH DAKOTA -- 1.2%
      North Dakota State Housing Finance
       Agency VRDN
       Series B
       1.75% due 07/01/34+..........................  1,000,000   1,000,000
                                                                -----------
    OHIO -- 1.9%
      Franklin County, Ohio Hospital VRDN
       Series A
       (LOC-U.S.Bank N.A.)
       0.07% due 12/01/21+..........................    700,000     700,000
      Ohio Housing Finance Agency Multi Family
       Housing VRDN
       (LOC-Federal Home Loan Bank)
       0.12% due 10/01/36+..........................    890,000     890,000
                                                                -----------
                                                                  1,590,000
                                                                -----------
    PENNSYLVANIA -- 6.0%
      Pennsylvania State Turnpike
       Commission VRDN
       Series B-1
       (LOC-Barclays Bank PLC)
       0.06% due 12/01/38+..........................  2,150,000   2,150,000

                                                      PRINCIPAL    VALUE
                  SECURITY DESCRIPTION                 AMOUNT     (NOTE 2)
     ---------------------------------------------------------------------
     PENNSYLVANIA (CONTINUED)
       Pittsburgh, Pennsylvania Water & Sewer
        Authority VRDN
        Series B-1
        0.10% due 09/01/33+.......................... $2,800,000 $2,800,000
                                                                 ----------
                                                                  4,950,000
                                                                 ----------
     SOUTH DAKOTA -- 2.1%
       South Dakota Housing Development
        Authority VRDN
        Series C-1
        0.20% due 05/01/32+..........................  1,700,000  1,700,000
                                                                 ----------
     TEXAS -- 7.1%
       Lower Neches Valley Authority Industrial
        Development Corp. VRDN
        0.01% due 11/01/38+..........................  2,160,000  2,160,000
       Tarrant County Cultural Education Facilities
        Finance Corp. VRDN
        Series A
        (LOC-JP Morgan Chase Bank)
        0.06% due 10/01/41+..........................    145,000    145,000
       Texas State
        Series A
        2.50% due 08/30/12...........................  2,500,000  2,537,260
       Texas State Veteran Housing Assistance VRDN
        0.08% due 12/01/38+..........................    980,000    980,000
                                                                 ----------
                                                                  5,822,260
                                                                 ----------
     VIRGINIA -- 0.1%
       Peninsula, Virginia Ports Authority VRDN
        Series D
        (LOC-U.S. Bank NA)
        0.02% due 07/01/16+..........................    100,000    100,000
                                                                 ----------
     WASHINGTON -- 1.2%
       Washington Health Care Facilities
        Authority VRDN
        Series B
        (LOC-Bank of America N.A.)
        0.11% due 10/01/31+..........................    150,000    150,000
       Washington State Housing Finance
        Commission VRDN
        (LOC-U.S.Bank N.A.)
        0.05% due 11/01/25+..........................    640,000    640,000
       Washington State Housing Finance
        Commission VRDN
        Series A
        (LOC-U.S.Bank N.A.)
        0.05% due 08/01/19+..........................    205,000    205,000
                                                                 ----------
                                                                    995,000
                                                                 ----------
     WISCONSIN -- 1.3%
       Wisconsin Health & Educational Facilities
        Authority VRDN
        Series B
        (LOC-U.S. Bank N.A.)
        0.05% due 12/01/33+..........................    800,000    800,000

        SUNAMERICA MUNICIPAL MONEY MARKET FUND
        PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2011 -- (CONTINUED)

                                                    PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                AMOUNT     (NOTE 2)
      SHORT-TERM INVESTMENT SECURITIES (CONTINUED)
      WISCONSIN (CONTINUED)
        Wisconsin Health & Educational Facilities
         Authority VRDN
         (LOC-JP Morgan Chase Bank)
         0.06% due 08/15/36+....................... $  200,000 $  200,000
        Wisconsin Housing & Economic Development
         Authority VRDN
         Series C
         0.14% due 03/01/34+.......................     75,000     75,000
                                                               ----------
                                                                1,075,000
                                                               ----------
      WYOMING -- 3.5%
        Sweetwater County, Wyoming Pollution
         Control VRDN
         Series B
         (LOC-Barclays Bank N.A.)
         0.05% due 01/01/14+.......................    800,000    800,000
        Sweetwater County, Wyoming Pollution
         Control VRDN
         Series A
         (LOC-Barclays Bank PLC)
         0.09% due 07/01/15+.......................  2,100,000  2,100,000
                                                               ----------
                                                                2,900,000
                                                               ----------

                                                 PRINCIPAL    VALUE
                  SECURITY DESCRIPTION            AMOUNT     (NOTE 2)
         --------------------------------------------------------------
         REGISTERED INVESTMENT COMPANY -- 0.1%
           SSGA Tax Free Money Market Fund......  $73,364  $    73,364
                                                           -----------
         TOTAL SHORT-TERM INVESTMENT SECURITIES
           (cost $82,885,627)...................            82,885,627
                                                           -----------
         TOTAL INVESTMENTS
           (cost $82,885,627)(1)................    100.8%  82,885,627
         LIABILITIES IN EXCESS OF OTHER ASSETS..     (0.8)    (651,996)
                                                  -------  -----------
         NET ASSETS.............................    100.0% $82,233,631
                                                  =======  ===========

--------
+  The security's effective maturity date is less than a year.
(1)At December 31, 2011, the cost of securities for federal income tax purposes was the same for book purposes.
LOC -- Letter of Credit
VRDN -- Variable Rate Demand Notes
The rates shown on VRDN are the current interest rates at December 31, 2011 and unless noted otherwise, the dates shown are the original maturity dates.


The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2011 (see Note 2):

                                      LEVEL 1--UNADJUSTED  LEVEL 2--OTHER   LEVEL 3--SIGNIFICANT
                                         QUOTED PRICES    OBSERVABLE INPUTS UNOBSERVABLE INPUTS     TOTAL
                                      ------------------- ----------------- -------------------- -----------
Assets:
  Short-Term Investment Securities:
   California........................         $--            $ 8,100,000            $--          $ 8,100,000
   Illinois..........................          --              4,250,000             --            4,250,000
   Massachusetts.....................          --              7,520,003             --            7,520,003
   New York..........................          --             15,055,000             --           15,055,000
   Pennsylvania......................          --              4,950,000             --            4,950,000
   Texas.............................          --              5,822,260             --            5,822,260
   Other States*.....................          --             37,115,000             --           37,115,000
   Registered Investment Companies...          --                 73,364             --               73,364
                                              ---            -----------            ---          -----------
TOTAL................................         $--            $82,885,627            $--          $82,885,627
                                              ===            ===========            ===          ===========

--------
* Sum of all other states each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by state, please refer to the Portfolio of Investments.

See Notes to Financial Statements

        SUNAMERICA MONEY MARKET FUNDS, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2011

NOTE 1. ORGANIZATION

   SunAmerica Money Market Funds, Inc. (the "Corporation") is an open-end diversified management investment company organized as a Maryland corporation. The Corporation consists of two investment funds (each, a "Fund" and collectively, the "Funds"). Each Fund is a separate series with a distinct investment objective. Each Fund is advised by SunAmerica Asset Management Corp. ("SunAmerica" or "Adviser"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). The investment objective for each of the Funds is as follows:

   THE SUNAMERICA MONEY MARKET FUND ("Money Market Fund") seeks as high a level of current income as is consistent with liquidity and stability of capital by investing primarily in high-quality money market instruments selected principally on the basis of quality and yield.

   THE SUNAMERICA MUNICIPAL MONEY MARKET FUND ("Municipal Money Market Fund") seeks as high a level of current income as is consistent with liquidity and stability of capital and that is exempt from regular federal income taxation by investing primarily in high-quality money market instruments selected primarily on the basis of quality and yield, that are exempt from regular federal income tax.

   The Money Market Fund currently offers two classes of shares: Class A and Class I. The Municipal Money Market Fund currently offers Class A shares./1/ These classes within the Funds are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares-- Class A shares are available with no front-end sales charge. A 1.00% contingent deferred sales charge ("CDSC") is imposed on certain shares sold within one year of original purchase and a 0.50% CDSC is imposed on certain shares sold after the first year and within the second year after purchase, as described in the Funds' Prospectus.

   Class I shares-- Class I shares are offered at net asset value per share without any sales charge, exclusively to certain institutions.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Funds' registration statement. Class A shares of each Fund have their own 12b-1 plan.

   INDEMNIFICATIONS: The Corporation's organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising out of the performance of their duties to the Corporation. In addition, pursuant to Indemnification Agreements between the Corporation and each of the current directors who is not an "interested person," as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act"), of the Corporation (collectively, the "Disinterested Directors"), the Corporation provides the Disinterested Directors with a limited indemnification against liabilities arising out of the performance of their duties to the Corporation, whether such liabilities are asserted during or after their service as directors. In addition, in the normal course of business the Corporation enters into contracts that contain the obligation to indemnify others. The Corporation's maximum exposure under these arrangements is unknown. Currently, however, the Corporation expects the risk of loss to be remote.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates and those differences could be significant. The following is a summary of the significant accounting policies followed by the Funds in the preparation of its financial statements:

   SECURITY VALUATIONS: Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a

--------
/1/ On December 1, 2011, the Board of Directors of the Corporation approved the closing of the Municipal Money Market Fund to new investments, effective as of the Fund's close of business on January 13, 2012. The Board and shareholders subsequently approved the liquidation of the Fund in 2012. Please see Note 8 for additional details.

        SUNAMERICA MONEY MARKET FUNDS, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2011 -- (CONTINUED)

   constant amortization/accretion to maturity of any discount or premium. In accordance with rule 2a-7 under the 1940 Act, the Corporation's Board of Directors ("Board") has adopted procedures intended to stabilize the Funds' net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Funds' market-based net asset value per share deviates from the Funds' amortized cost per share. The calculation of such deviation is referred to as "Shadow Pricing". For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

   Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

   The various inputs that may be used to determine the value of the Funds' investments are summarized into three broad levels listed below:

    Level 1--       Unadjusted quoted prices in active markets for identical
                    securities

    Level 2--       Other significant observable inputs (including quoted
                    prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indicies, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

    Level 3--       Significant unobservable inputs (includes inputs that
                    reflect the Funds' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

   The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The summary of the inputs used to value the Funds' net assets as of December 31, 2011 are reported on a schedule following the Portfolio of Investments.

   REPURCHASE AGREEMENTS: The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis, plus accrued interest, to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

   As of December 31, 2011, the following fund held an undivided interest in the joint repurchase agreement with UBS Securities LLC:

                                            PERCENTAGE  PRINCIPAL
             FUND                           OWNERSHIP    AMOUNT
             ----                           ---------- -----------
             Money Market..................   23.01%   $57,534,000

        SUNAMERICA MONEY MARKET FUNDS, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2011 -- (CONTINUED)


   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   UBS Securities LLC, dated December 30, 2011, bearing interest at a rate of 0.01% per annum, with a principal amount of $250,000,000, a repurchase price of $250,000,278, and a maturity date of January 3, 2012. The repurchase agreement is collateralized by the following:

                                  INTEREST MATURITY   PRINCIPAL
   TYPE OF COLLATERAL               RATE     DATE      AMOUNT       VALUE
   ------------------             -------- --------- ----------- ------------
   U.S. Treasury Inflation
     Indexed Notes...............   1.63%  1/15/2015 $33,532,100 $ 43,172,579
   U.S. Treasury Inflation
     Indexed Bonds...............   2.00   1/15/2026  62,000,000   87,962,500
   U.S. Treasury Inflation
     Indexed Bonds...............   2.13   2/15/2040  87,000,000  123,866,250

   SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income, including the accretion of discount and amortization of premium, is accrued daily from settlement date, except when collection is not expected; dividend income is recorded on the ex-dividend date.

   Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

   Expenses common to all Funds, not directly related to individual Funds, are allocated among the Funds based upon their relative net asset value or other appropriate methods. In all respects, expenses are charged to each Fund as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits in the Statement of Operations.

   Dividends from net investment income, if any, are normally declared daily and paid monthly. Capital gain distributions, if any, are paid annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss), and net assets are not affected by these reclassifications.

   Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its taxable income, including any capital gains, to its shareholders. Therefore, no federal tax provisions are required. Each Fund is considered a separate entity for tax purposes. The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax years ending before 2008.

   NEW ACCOUNTING PRONOUNCEMENTS: In April 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2011-03, "Reconsideration of Effective Control for Repurchase Agreements." ASU 2011-03 changes the assessment of effective control for repurchase agreements including dollar roll transactions. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements.

   In May 2011, the FASB issued ASU No. 2011-04, "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs." ASU 2011-04 requires common fair value measurement and disclosure requirements between U.S. GAAP and International Financial Reporting Standards. The new and revised

        SUNAMERICA MONEY MARKET FUNDS, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2011 -- (CONTINUED)

   disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

NOTE 3. INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT, DISTRIBUTION AND SERVICE AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

   The Funds have an Investment Advisory and Management Agreement (the "Advisory Agreement") with SunAmerica. Under the Advisory Agreement, SunAmerica provides continuous supervision to each Fund's portfolio and administers the Corporation's corporate affairs, subject to general review by the Board. In connection therewith, SunAmerica furnishes the Funds with office facilities, maintains certain of its books and records, and pays the salaries and expenses of all personnel, including officers of the Corporation who are employees of SunAmerica and its affiliates.

   The Funds pay SunAmerica a monthly investment advisory and management fee calculated daily at the following annual percentages of each Fund's average daily net assets:

                                                                 MANAGEMENT
    FUND                                      ASSETS                FEES
    ----                           ----------------------------- ----------
    Money Market..................             $0 - $600 million    0.50%
                                               next $900 million    0.45%
                                   (greater than) $  1.5 billion    0.40%
    Municipal Money Market........             (greater than) $0    0.35%

   The Municipal Money Market Fund is subadvised by AIG Asset Management (U.S.), LLC ("AMG") pursuant to a subadvisory agreement with SunAmerica. AMG is an indirect wholly-owned subsidiary of AIG and an affiliate of SunAmerica. AMG receives the following fees from SunAmerica, based upon the Fund's average daily net assets:

                                                               SUB-ADVISORY
    FUND                                     ASSETS                FEES
    ----                           --------------------------- ------------
    Municipal Money Market........           $0 - $200 million     0.25%
                                             next $300 million     0.20%
                                   (greater than) $500 million     0.15%

   SunAmerica has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to cap the Funds' annual fund operating expenses at the following percentages of each Fund's average net assets. For purposes of the waived fee and/or reimbursed expense calculations, annual Fund operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. This fee waiver and expense reimbursement will continue in effect indefinitely, unless terminated by the Board, including a majority of the Disinterested Directors.

         FUND                                               PERCENTAGE
         ----                                               ----------
         Money Market Class I..............................    0.80%
         Municipal Money Market Class A....................    0.95

   For the period ended December 31, 2011, pursuant to the contractual expense limitations in the above table, SunAmerica waived fees and/or reimbursed expenses as follows:

       FUND
       ----
       Money Market Class I........................................ $227
       Municipal Money Market Class A..............................   --

   SunAmerica may also voluntarily waive fees and/or reimburse expenses, including to avoid a negative yield on any class of the Funds. The voluntary waivers and/or reimbursements may be terminated at any time at the option of SunAmerica. The exact amount of the voluntary waivers and/or reimbursements may change on a day-to-day basis. There is no guarantee that either Fund will be able to avoid a negative yield.

        SUNAMERICA MONEY MARKET FUNDS, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2011 -- (CONTINUED)


   For the period ended December 31, 2011, SunAmerica voluntarily waived fees and/or reimbursed expenses as follows:

    FUND
    ----
    Money Market Class A........................................ $4,233,791
    Money Market Class I........................................     86,271
    Municipal Money Market Class A..............................    443,756

   The Corporation, on behalf of each Fund, has entered into a Distribution Agreement with SunAmerica Capital Services, Inc. ("SACS" or the "Distributor"), an affiliate of the Adviser. The Funds have adopted a Distribution Plan on behalf of their Class A shares (each a "Plan" and collectively, the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act. In adopting the Plans, the Board determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   The Plans provide that the Class A shares of the Funds shall pay the Distributor an account maintenance fee at the annual rate of up to 0.15% of the aggregate average daily net assets of such class of shares for payments to compensate the Distributor and certain securities firms for account maintenance activities. In this regard, some payments are used to compensate broker-dealers with account maintenance fees in an amount up to 0.15% per year of the assets maintained in the Funds by their customers. Accordingly, SACS received fees (see Statement of Operations) based upon the aforementioned rates. In addition, in light of current market conditions, and in order to avoid a negative yield on Class A shares of the Fund, SACS has agreed to waive up to 0.15% of the fees it receives under the Plans. This voluntary waiver may be terminated at any time at the option of the Distributor without notice to shareholders.

   For the period ended December 31, 2011, SACS voluntarily waived fees as follows:

         FUND
         ----
         Money Market Class A.............................. $1,037,064
         Municipal Money Market Class A....................    119,022

   SACS receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Fund's Class A shares. SACS has advised the Funds for the period ended December 31, 2011, the proceeds received from redemptions are as follows:

                                       CONTINGENT DEFERRED SALES CHARGES
                                       ---------------------------------
        FUND                                        CLASS A
        ----                           ---------------------------------
        Money Market..................               $120
        Municipal Money Market........                 --

   The Funds have entered into a Service Agreement with SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of the Adviser. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Funds' transfer agent in connection with the services that it offers to the shareholders of the Fund. The Service Agreement, which permits the Funds to compensate SAFS for services rendered based upon the annual rate of 0.22% of average daily net assets, is approved annually by the Board. For the period ended December 31, 2011, the Funds incurred the following expenses which are included in the transfer agent fees and expenses payable line in the Statement of Assets and Liabilities and in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement:

                                                          PAYABLE AT
        FUND                                 EXPENSES  DECEMBER 31, 2011
        ----                                ---------- -----------------
        Money Market Class A............... $1,514,425     $130,707
        Money Market Class I...............     31,709        2,923
        Municipal Money Market Class A.....    174,450       15,958

        SUNAMERICA MONEY MARKET FUNDS, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2011 -- (CONTINUED)


   As of December 31, 2011, 84% of the Money Market Fund's total outstanding shares and 99% of the Municipal Money Market Fund's total outstanding shares were held through Pershing LLC in a brokerage account sweep vehicle for customers of the broker-dealers within Advisor Group, Inc., an affiliate of the Adviser.

   As a result of losses on medium-term notes issued by Cheyne Finance LLC, that were previously held by the Money Market Fund, SunAmerica made capital contributions to the Money Market Fund of $0 and $1,050,000, for the years ended December 31, 2011 and December 31, 2010, respectively.

   On September 22, 2008, American International Group, Inc. ("AIG"), the ultimate parent of SunAmerica, SACS, SAFS and AMG, entered into a revolving credit facility ("FRBNY Credit Facility") with the Federal Reserve Bank of New York ("NY Fed"). In connection with the FRBNY Credit Facility, on March 4, 2009, AIG issued its Series Perpetual, Convertible, Participating Preferred Stock (the "Series C Preferred Stock") to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the "Trust"). The Series C Preferred Stock was entitled to approximately 77.8% of the voting power of AIG's outstanding stock.

   On January 14, 2011, AIG completed a series of previously announced integrated transactions (the "Recapitalization") to recapitalize AIG. In the Recapitalization, AIG repaid the NY Fed approximately $21 billion in cash, representing all amounts owing under the FRBNY Credit Facility and the facility was terminated. Also as part of the Recapitalization, (i) the Series C Preferred Stock was exchanged for shares of AIG Common Stock, which was then transferred to the U.S. Department of the Treasury, and the Trust, which had previously held all shares of the Series C Preferred Stock, was terminated, and, (ii) AIG's Series E Preferred Shares and Series F Preferred Shares were exchanged for shares of AIG Common Stock and a new Series G Preferred Shares (which functions as a $2 billion commitment to provide funding that AIG will have the discretion and option to use). As a result of the Recapitalization, the United States Treasury held a majority of outstanding shares of AIG Common Stock.

NOTE 4. FEDERAL INCOME TAXES

   The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from dividends payable, capital contributions and cumulative pension expenses.

   The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from dividends payable and cumulative pension expenses.

                                           DISTRIBUTABLE EARNINGS               TAX DISTRIBUTIONS
                                    ------------------------------------- ------------------------------------
                                                   FOR THE YEAR ENDED DECEMBER 31, 2011
                                    --------------------------------------------------------------------------
                                               LONG-TERM
                                             GAINS/CAPITAL   UNREALIZED               LONG-TERM
                                    ORDINARY   AND OTHER    APPRECIATION  ORDINARY     CAPITAL
FUND                                 INCOME     LOSSES     (DEPRECIATION)  INCOME       GAINS     TAX EXEMPT
----                                -------- ------------- -------------- --------    ---------   ----------
Money Market.......................   $ --    $(1,210,777)      $ --      $70,696       $ --       $    --
Municipal Money Market.............     --        (24,517)        --           --         --         7,937

                                                                                TAX DISTRIBUTIONS
                                                                          ------------------------------------
                                                                          FOR THE YEAR ENDED DECEMBER 31, 2010
                                                                          ------------------------------------
                                                                                      LONG-TERM
                                                                          ORDINARY     CAPITAL
FUND                                                                       INCOME       GAINS     TAX EXEMPT
----                                                                      --------    ---------   ----------
Money Market.......................                                       $73,887       $ --       $    --
Municipal Money Market.............                                            --         --        25,869

        SUNAMERICA MONEY MARKET FUNDS, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2011 -- (CONTINUED)


   For Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, as of December 31, 2011, which are available to offset future capital gains, if any:

                                        CAPITAL LOSS CARRYFORWARD UNLIMITED
                                        ------------------------- ---------
    FUND                                 2012   2013      2016     ST   LT
    ----                                ------ ------- ---------- ---- ----
    Money Market....................... $   -- $    -- $1,210,777 $ -- $ --
    Municipal Money Market.............  8,053  16,252        188   24   --

   On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

   Under the current law, capital losses realized after October 31 and late year ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended December 31, 2011, the Money Market Fund elected to defer post October long-term capital losses in the amount of $164.

   For the year ended December 31, 2011, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to distributions in excess of net investment income to the components of net assets as follows:

                                       ACCUMULATED     ACCUMULATED
                                    UNDISTRIBUTED NET UNDISTRIBUTED
                                       INVESTMENT     NET REALIZED
FUND                                  INCOME (LOSS)    GAIN (LOSS)  CAPITAL PAID-IN
----                                ----------------- ------------- ---------------
Money Market.......................       $229            $ --           $(229)
Municipal Money Market.............         --              --              --

NOTE 5. CAPITAL SHARE TRANSACTIONS

   Transactions in each class of shares of the Funds, all at $1.00 per share, for the year period ended December 31, 2011 and for the prior year were as follows:

                                            MONEY MARKET FUND
                         -------------------------------------------------------
                                    CLASS A                     CLASS I
                         ----------------------------  -------------------------
                          FOR THE YEAR   FOR THE YEAR  FOR THE YEAR FOR THE YEAR
                             ENDED          ENDED         ENDED        ENDED
                          DECEMBER 31,   DECEMBER 31,  DECEMBER 31, DECEMBER 31,
                              2011           2010          2011         2010
                         -------------  -------------  ------------ ------------
Shares sold............. $ 654,745,945  $ 433,199,045  $ 9,890,008  $ 18,197,271
Reinvested dividends....        66,993         69,808        1,416         1,650
Shares redeemed.........  (681,969,401)  (475,207,558)  (9,241,379)  (17,896,290)
                         -------------  -------------  -----------  ------------
Net increase (decrease). $ (27,156,463) $ (41,938,705) $   650,045  $    302,631
                         =============  =============  ===========  ============

                                       MUNICIPAL MONEY MARKET FUND
                                      ----------------------------
                                                 CLASS A
                                      ----------------------------
                                       FOR THE YEAR   FOR THE YEAR
                                          ENDED          ENDED
                                       DECEMBER 31,   DECEMBER 31,
                                           2011           2010
                                      -------------  -------------
             Shares sold............. $ 105,713,786  $ 140,417,935
             Reinvested dividends....         7,920         25,847
             Shares redeemed.........  (105,895,315)  (168,550,662)
                                      -------------  -------------
             Net increase (decrease). $    (173,609) $ (28,106,880)
                                      =============  =============

        SUNAMERICA MONEY MARKET FUNDS, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2011 -- (CONTINUED)


NOTE 6. DIRECTORS' RETIREMENT PLAN

   The Directors of the SunAmerica Money Market Funds, Inc. have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993, as amended for the Independent Directors. The Retirement Plan provides generally that an Independent Director may become a participant ("Participant") in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Director of any of the adopting SunAmerica mutual funds (the "Adopting Funds") or has attained the age of 60 while a Director and completed five
   (5) consecutive years of service as a Director of any Adopting Fund (an "Eligible Director"). Pursuant to the Retirement Plan, an Eligible Director may receive benefits upon (i) his or her death or disability while a Director or (ii) the termination of his or her tenure as a Director, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Director.

   As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Director and Participant, each Eligible Director will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Director of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding clause during prior years is added to each Eligible Director's account. The rights of any Participant to benefits under the Retirement Plan shall be an unsecured claim against the assets of the Adopting Funds. An Eligible Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

   Effective December 3, 2008, the Retirement Plan was amended to, among other things, (1) freeze the Retirement Plan as to future accruals for active Participants as of December 31, 2008, (2) prohibit Disinterested Directors from first becoming participants in the Retirement Plan after December 31, 2008 and (3) permit active Participants to elect to receive a distribution of their entire Retirement Plan account balance in 2009. The freeze on future accruals does not apply to Participants that have commenced receiving benefits under the Retirement Plan on or before December 31, 2008.

   The following amounts for the Retirement Plan Liabilities are included in the Directors' fees and expenses line on the Statement of Assets and Liabilities and the amounts for the Retirement Plan Expenses are included in the Director's fees and expenses line on the Statement of Operations.

                                RETIREMENT PLAN RETIREMENT PLAN RETIREMENT PLAN
                                   LIABILITY        EXPENSE        PAYMENTS
                                --------------- --------------- ---------------
 FUND                                       AS OF DECEMBER 31, 2011
 ----                           -----------------------------------------------
 Money Market..................     $22,048         $1,347          $7,548
 Municipal Money Market........       1,487            142             491

NOTE 7. INTERFUND LENDING

   Pursuant to exemptive relief granted by the Commission, the Funds are permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Funds to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended December 31, 2011, the Funds did not participate in the program.

NOTE 8. SUBSEQUENT EVENT

   The Municipal Money Market Fund closed to new investments on January 13, 2012, and no longer accepts orders to buy shares from new investors or existing shareholders (although reinvestments of any dividends and capital gain distributions from existing shareholders continue to be permitted). On January 17, 2012, the Board approved a Plan of Liquidation (the "Plan") with respect to the Fund, which was approved by shareholders at a special meeting held on February 23, 2012 (the "Special Meeting")./2/ Pursuant to the Plan, the Fund will be liquidated on or about March 2, 2012.

--------
/2/ As of January 19, 2012, the record date for the Special Meeting, the Adviser beneficially owned 62.88% of the outstanding shares of the Municipal Money Market Fund, and such shares were voted in favor of the Plan

        SUNAMERICA MONEY MARKET FUNDS, INC.
        REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of SunAmerica Money Market Funds,
Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the two funds constituting SunAmerica Money Market Funds, Inc. (the "Funds") at December 31, 2011, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements'') are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion.

PricewaterhouseCoopers LLP

Houston, Texas
February 28, 2012

        SUNAMERICA MONEY MARKET FUNDS, INC.
        DIRECTORS AND OFFICERS INFORMATION -- DECEMBER 31, 2011 -- (UNAUDITED)

The following table contains basic information regarding the Directors and Officers who oversee operations of the Fund and other investment companies within the Fund complex.

                                                                                  NUMBER OF
                                          TERM OF                                  FUNDS IN
         NAME,            POSITION(S)   OFFICE AND                               FUND COMPLEX
      ADDRESS AND         HELD WITH      LENGTH OF     PRINCIPAL OCCUPATION(S)   OVERSEEN BY    OTHER DIRECTORSHIPS
          AGE*             THE FUND    TIME SERVED(4)    DURING PAST 5 YEARS     DIRECTOR(1)    HELD BY DIRECTOR(2)
------------------------  -----------  --------------  ------------------------  ------------ ------------------------
DISINTERESTED DIRECTORS

Dr. Judith L. Craven       Director       2001-        Retired.                       83      Director, Belo Corp.
66                                        present                                             (1992 to present);
                                                                                              Director, Sysco Corp.
                                                                                              (1996 to present);
                                                                                              Director, Luby's Inc.
                                                                                              (1998 to present).

William F. Devin           Director       2001-        Retired.                       83      None
73                                        present

Richard W. Grant           Director       2011-        Retired. Prior to that,        35      None
66                                        present      attorney and Partner at
                                                       Morgan Lewis & Brockius
                                                       LLP (1989 to 2011).

Stephen J. Gutman          Director       1984-        Vice President and             35      None
68                                        present      Associate Broker,
                                                       Corcoran Group (Real
                                                       Estate) (2003 to
                                                       present); President and
                                                       Member of Managing
                                                       Directors, Beau Brummell
                                                       -- Soho, LLC (Licensing
                                                       of menswear specialty
                                                       retailing) (1995 to
                                                       2009); President, SJG
                                                       Marketing, Inc (2009 to
                                                       present).

William J. Shea            Director       2004-        Executive Chairman,            35      Chairman of the Board,
64                                        present      Lucid, Inc. (medical                   Royal and SunAlliance
                                                       technology and                         U.S.A., Inc. (2004 to
                                                       information) (2007 to                  2006); Director, Boston
                                                       Present); Managing                     Private Financial
                                                       Partner, DLB Capital,                  Holdings (2004 to
                                                       LLC (private equity)                   present); Chairman,
                                                       (2006 to present).                     Demoulas Supermarkets
                                                                                              (1999 to Present);
                                                                                              Director, NASDAQ OMX BX
                                                                                              (2008 to present).
INTERESTED DIRECTOR

Peter A. Harbeck(3)        Director       1994-        President, CEO and             83      None
58                                        present      Director, SunAmerica
                                                       (1995 to present);
                                                       Director, -- SACS (1993
                                                       to present); Chairman,
                                                       Advisor Group, Inc.
                                                       (2004 to present).

        SUNAMERICA MONEY MARKET FUNDS, INC.
        DIRECTORS AND OFFICERS INFORMATION -- DECEMBER 31, 2011 -- (UNAUDITED) (CONTINUED)

The following table contains basic information regarding the Directors and Officers who oversee operations of the Fund and other investment companies within the Fund complex.

                                                                                NUMBER OF
                                     TERM OF                                     FUNDS IN
       NAME,         POSITION(S)    OFFICE AND                                 FUND COMPLEX
    ADDRESS AND      HELD WITH      LENGTH OF       PRINCIPAL OCCUPATIONS      OVERSEEN BY  OTHER DIRECTORSHIPS
       AGE*           THE FUND    TIME SERVED(4)     DURING PAST 5 YEARS       DIRECTOR(1)  HELD BY DIRECTOR(2)
-------------------  -----------  -------------- ----------------------------- ------------ -------------------
OFFICERS

John T. Genoy        President       2007-       Chief Financial Officer,          N/A             N/A
43                                   present     SunAmerica (2002 to
                                                 present); Senior Vice
                                                 President, SunAmerica
                                                 (2003 to present); Chief
                                                 Operating Officer,
                                                 SunAmerica (2006 to
                                                 present).

Donna M. Handel      Treasurer       2002-       Senior Vice President,            N/A             N/A
45                                   present     SunAmerica (2004 to
                                                 present).

Gregory N. Bressler  Secretary       2005-       Senior Vice President and         N/A             N/A
45                   and Chief       present     General Counsel,
                     Legal                       SunAmerica (2005 to
                     Officer                     present).

James Nichols        Vice            2006-       Director, President and           N/A             N/A
45                   President       present     CEO, SACS (2006 to
                                                 present); Senior Vice
                                                 President, SACS (2002 to
                                                 2006); Senior Vice President
                                                 SunAmerica (2002 to
                                                 present).

Timothy Pettee       Vice            August      Chief Investment Officer,         N/A             N/A
53                   President       2008-       SunAmerica (2003 to
                                     present     present).

Katherine Stoner     Vice            2011-       Vice President, SunAmerica        N/A             N/A
55                   President       present     (2011 to present); Vice
                     and Chief                   President, The Variable
                     Compliance                  Annuity Life Insurance
                     Officer                     Company ("VALIC"),
                                                 Western National Life
                                                 Insurance Company ("WNL")
                                                 and American General
                                                 Distributors, Inc. (2006 to
                                                 present); Deputy General
                                                 Counsel and Secretary,
                                                 VALIC and WNL (2007 to
                                                 May 2011); Vice President,
                                                 VALIC Financial Advisors,
                                                 Inc. (2010 to 2011) and
                                                 VALIC Retirement Services
                                                 Company (2010 to present).

Gregory R. Kingston  Vice            2002-       Vice President, SunAmerica        N/A             N/A
46                   President       present     (2001 to present).
                     and
                     Assistant
                     Treasurer

        SUNAMERICA MONEY MARKET FUNDS, INC.
        DIRECTORS AND OFFICERS INFORMATION -- DECEMBER 31, 2011 -- (UNAUDITED) (CONTINUED)

                                                                             NUMBER OF
                                     TERM OF                                  FUNDS IN
       NAME,         POSITION(S)    OFFICE AND                              FUND COMPLEX
    ADDRESS AND      HELD WITH      LENGTH OF      PRINCIPAL OCCUPATIONS    OVERSEEN BY  OTHER DIRECTORSHIPS
       AGE*           THE FUND    TIME SERVED(4)   DURING PAST 5 YEARS      DIRECTOR(1)  HELD BY DIRECTOR(2)
-------------------- -----------  -------------- -------------------------- ------------ -------------------

Nori L. Gabert       Vice            2005-       Vice President and Deputy      N/A             N/A
58                   President       present     General Counsel,
                     and                         SunAmerica (2005 to
                     Assistant                   present).
                     Secretary

Matthew J. Hackethal Anti-Money      2006-       Chief Compliance Officer,      N/A             N/A
40                   Laundering      present     SunAmerica (2006 to
                     Compliance                  present); Vice President,
                     Officer                     Credit Suisse Asset
                                                 Management LLC (2005 to
                                                 2006).

--------
* The business address for each Director and Officer is Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.
(1) The "Fund Complex" means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment services or have a common investment adviser or an investment adviser that is an affiliated person of the Adviser. The "Fund Complex" includes the Funds (2 funds), SunAmerica Equity Funds (3 funds), SunAmerica Income Funds (4 funds), SunAmerica Series, Inc. (11 portfolios), Anchor Series Trust (8 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series Trust (36 portfolios), SunAmerica Specialty Series (6 funds), VALIC Company I (33 funds), VALIC Company II (15 funds) and Seasons Series Trust (21 portfolios).
(2) Directorships of companies required to report to the Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the 1940 Act, other than those listed under the preceding column.
(3) Interested Director, as defined in the 1940 Act, because he or she is an officer and a director of the Adviser and a director of the principal underwriter of the Fund.
(4) Directors serve until their successors are duly elected and qualified, subject to the Directors' retirement plan as discussed in Note 6 of the financial statements. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is duly elected and qualifies.

Additional information concerning the Directors is contained in the Statement of Additional Information and is available without charge by calling (800) 858-8850.

        SUNAMERICA MONEY MARKET FUNDS, INC.
        SHAREHOLDER TAX INFORMATION

Certain tax information regarding the Funds is required to be provided to shareholders based upon each Fund's income and distributions for the taxable year ended December 31, 2011. The information necessary to complete your income tax returns is included with your Form 1099-DIV, which will be mailed to you in early 2012.

During the year ended December 31, 2011, 100% of the distributions paid by the SunAmerica Municipal Money Market Fund are exempt from federal income taxes.

[LOGO] Sun America
Mutual Funds


HARBORSIDE FINANCIAL CENTER
3200 PLAZA 5
JERSEY CITY, NJ 07311-4992

DIRECTORS/TRUSTEES         VOTING PROXIES ON FUND     Securities and Exchange
 DR. JUDITH L. CRAVEN      PORTFOLIO SECURITIES       Commission, without
 WILLIAM F. DEVIN          A description of the       charge, upon request, by
 STEPHEN J. GUTMAN         policies and proce-dures   call-ing (800) 858-8850
 RICHARD W. GRANT          that the Funds use to      or on the U.S. Securities
 PETER A. HARBECK          determine how to vote      and Exchange Commission's
 WILLIAM J. SHEA           proxies relating to        website at
                           secu-rities held in the    http://www.sec.gov.
OFFICERS                   Funds' portfolios which
 JOHN T. GENOY, PRESIDENT  is available in the        DISCLOSURE OF QUARTERLY
   AND CHIEF               Funds' State-ment of       PORTFOLIO HOLDINGS
   EXECUTIVE OFFICER       Additional Information     The Fund is required to
 DONNA M. HANDEL,          may be obtained without    file its com-plete
   TREASURER               charge upon re-quest, by   schedule of portfolio
 JAMES NICHOLS, VICE       calling (800) 858-8850.    holdings with the U.S.
   PRESIDENT               This information is also   Securities and Exchange
 TIMOTHY PETTEE, VICE      available from the EDGAR   Commission for its first
   PRESIDENT               database on the U.S.       and third fiscal quarters
 KATHERINE STONER, CHIEF   Secu-rities and Exchange   on Form N-Q. The Fund's
   COMPLIANCE OFFICER      Commission's website at    Forms N-Q are available
 GREGORY N. BRESSLER,      http://www.sec.gov.        on the U.S. Securities
   CHIEF LEGAL OFFICER                                and Exchange Commission's
   AND SECRETARY           DELIVERY OF SHAREHOLDER    website at
 NORI L. GABERT, VICE      DOCUMENTS                  http://www.sec.gov. You
   PRESIDENT AND           The Funds have adopted a   can also review and
   ASSISTANT SECRETARY     policy that allows them    obtain copies of the
 KATHLEEN FUENTES,         to send only one copy of   Forms N-Q at the U.S.
   ASSISTANT SECRETARY     a Fund's prospectus,       Securities and Exchange
 JOHN E. MCLEAN,           proxy material, annual     Commission's Public
   ASSISTANT SECRETARY     report and semi-annual     Refer-ence Room in
 GREGORY R. KINGSTON,      report (the "shareholder   Washington, DC
   VICE PRESIDENT AND      documents") to             (information on the
   ASSISTANT TREASURER     shareholders with          operation of the Public
 DIEDRE L. SHEPHERD,       multiple accounts          Reference Room may be
   ASSISTANT TREASURER     residing at the same       ob-tained by calling
 MATTHEW J. HACKETHAL,     "household." This          1-800-SEC-0330).
   ANTI-MONEY LAUNDERING   practice is called
   COMPLIANCE OFFICER      householding and reduces   This report is submitted
                           Fund expenses, which       solely for the general
INVESTMENT ADVISER         benefits you and other     information of
 SUNAMERICA ASSET          shareholders. Unless the   shareholders of the Fund.
   MANAGEMENT CORP.        Funds receive              Distribution of this
 HARBORSIDE FINANCIAL      instructions to the        report to persons other
   CENTER                  con-trary, you will only   than shareholders of the
 3200 PLAZA 5              receive one copy of the    Fund is authorized only
 JERSEY CITY, NJ           shareholder documents.     in connection with a
   07311-4992              The Funds will continue    currently effective
                           to household the           prospectus, setting forth
DISTRIBUTOR                share-holder documents     details of the Fund,
 SUNAMERICA CAPITAL        indefinitely, until we     which must precede or
   SERVICES, INC.          are instructed otherwise.  accompany this report.
 HARBORSIDE FINANCIAL      If you do not wish to
   CENTER                  participate in
 3200 PLAZA 5              householding please
 JERSEY CITY, NJ           contact Shareholder
   07311-4992              Services at (800)
                           858-8850 ext. 6010 or
SHAREHOLDER SERVICING      send a written request
AGENT                      with your name, the name
 SUNAMERICA FUND           of your fund(s) and your
   SERVICES, INC.          account member(s) to
 HARBORSIDE FINANCIAL      SunAmerica Mutual Funds
   CENTER                  c/o BFDS, P.O. Box
 3200 PLAZA 5              219186, Kansas City MO,
 JERSEY CITY, NJ           64121-9186. We will
   07311-4992              resume individual
                           mailings for your account
CUSTODIAN AND TRANSFER     within thirty (30) days
AGENT                      of receipt of your
 STATE STREET BANK AND     request.
   TRUST COMPANY
 P.O. BOX 419572           PROXY VOTING RECORD ON
 KANSAS CITY, MO           SUNAMERICA MONEY MARKET
   64141-6572              FUNDS
                           Information regarding how
                           the Funds voted proxies
                           relating to securities
                           held in the Funds during
                           the most recent
                           twelve month period ended
                           June 30 is available,
                           once filed with the U.S.

                                    [GRAPHIC]


GO PAPERLESS!!

DID YOU KNOW THAT YOU HAVE THE OPTION TO
RECEIVE YOUR SHAREHOLDER REPORTS ONLINE?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.
Why Choose Electronic Delivery?

IT'S QUICK -- Fund documents will be received faster than via traditional mail.

IT'S CONVENIENT -- Elimination of bulky documents from personal files.

IT'S COST EFFECTIVE -- Reduction of your Fund's printing and mailing costs.

TO SIGN UP FOR ELECTRONIC DELIVERY, FOLLOW
THESE SIMPLE STEPS:

                   1
                       GO TO
                       WWW.SUNAMERICAFUNDS.COM
                   2
                       CLICK ON THE LINK TO "GO PAPERLESS!!"

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.sunamericafunds.com at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note - this option is only available to accounts opened through the Funds.

FOR INFORMATION ON RECEIVING THIS REPORT ONLINE, SEE INSIDE BACK COVER. DISTRIBUTED BY:
SUNAMERICA CAPITAL SERVICES, INC.

This fund report must be preceded by or accompanied by a prospectus.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the SunAmerica Sales Desk at 800-858-8850, ext. 6003, or at www.sunamericafunds.com. Read the prospectus carefully before investing.

WWW.SUNAMERICAFUNDS.COM

MMANN - 12/11

[LOGO]

AIG

Sun America
Mutual Funds

Item 2.  Code of Ethics

         SunAmerica Money Market Funds, Inc. ("the registrant") has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. During the fiscal year ended 2011, there were no reportable amendments, waivers or implicit waivers to a provision of the code of ethics that applies to the registrant's Principal Executive and Principal Accounting Officers.

Item 3.  Audit Committee Financial Expert.

         The registrant's Board of Directors has determined that William J. Shea, the Chairman of the registrant's Audit Committee, qualifies as an audit committee financial expert, as defined in Item 3(b) of Form N-CSR. Mr. Shea is considered to be "independent" for purposes of
         Item 3(a)(2) of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

         (a)--(d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountants were as follows:

                                                      2010      2011
         (a) Audit Fees............................. $55,527   $58,163
         (b) Audit-Related Fees..................... $     0   $     0
         (c) Tax Fees............................... $22,032   $23,069
         (d) All Other Fees......................... $     0   $     0

         Audit Fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

         Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant's principal accountant were as follows:

                                                      2010       2011
         (b) Audit-Related Fees.................... $      0   $      0
         (c) Tax Fees.............................. $      0   $      0
         (d) All Other Fees........................ $      0   $      0

     (e) (1) The registrant's audit committee pre-approves all audit services provided by the registrant's principal accountant for the registrant and all non-audit services provided by the registrant's principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser ("Adviser Affiliates") that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant's audit committee charter.

         (2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) Not applicable.

     (g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provide ongoing services to the registrant for 2010 and 2011 were $125,032 and $881,668, respectively.

     (h) Non-audit services rendered to the registrant's investment adviser and any Adviser Affiliates that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant's audit committee as to whether they were compatible with maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  Investments.

         Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a - 101)), or this Item 10.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

     (a) (1) Code of Ethics applicable to its Principal Executive and Principle Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406. Code of Ethics.

         (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

         (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the
         Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Money Market Funds, Inc.

By:  /s/ John T. Genoy
     --------------------------
     John T. Genoy
     President

Date: March 9, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ John T. Genoy
     --------------------------
     John T. Genoy
     President

Date: March 9, 2012

By:  /s/ Donna M. Handel
     --------------------------
     Donna M. Handel
     Treasurer

Date: March 9, 2012